Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule Of Convertible Notes Outstanding [Table Text Block]
The convertible notes outstanding as of March 31, 2014 and June 30, 2013 are:

	March 31, 2014	June 30, 2013

2010 Notes (A)	$407,500	$562,500
2011 Notes (B)	-	645,000
2011 Notes (C)	50,000	1,700,000
2012 Notes (D)	200,000	825,000
	$657,500	$3,732,500

The convertible notes outstanding as of June 30, 2013 include:

Unpaid
Principal

2010 Notes (A)	$562,500
2011 Notes (B)	645,000
2011 Notes (C)	1,700,000
2012 Notes (D)	825,000
Balance at June 30, 2013	$3,732,500

The convertible notes outstanding as of June 30, 2012 and December 31, 2011 include:

	2012
	Unpaid	Unamortized	Principal
	Principal	Discount	Net of Discount

2010 Notes (A)	$562,500	$(19,312)	$543,188
2011 Notes (B)	645,000	-	645,000
2011 Notes (C)	950,000	-	950,000
Balance at June 30, 2012	$2,157,500	$(19,312)	$2,138,188

	2011
	Unpaid	Unamortized	Principal
	Principal	Discount	Net of Discount

2010 Notes (A)	$562,500	$(96,728)	$465,772
2011 Notes (B)	550,000	-	550,000
2011 Notes (C)	200,000	-	200,000
Balance at December 31, 2011	$1,312,500	$(96,728)	$1,215,772